Commitments and Contingencies - Properties payment commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and contingencies
Management Fees Revenue	$ 3,175,137	$ 11,743,244	$ 6,334,198
E-House China Real Estate Investment Fund I, L.P.
Commitments and contingencies
Management Fees Revenue	0	$ 5,386,412
Properties commitment
Properties payment commitments
Payment commitment for properties to be held for sales	$ 2,556,211
Period within which the remaining commitment is payable	1 year
Two floors of office building
Properties payment commitments
Period within which the remaining commitment is payable	1 year
Payment commitment	$ 13,007,441